Finance Costs (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of finance cost [text block] [Abstract]
Schedule of finance costs
	2020	2019
	€’000	€’000
Deposit interest income	2	-
Interest and similar expenses	(10)	-
Fair value movement in derivative financial instruments - warrants	12,986	-
Fair value of warrants issued in Fusion Fuel reorganisation	(13,507)	-
Listing expenses	(177,146)	-
	(177,675)	-